SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenues	$ 2,685	$ 1,068	$ 1,384
Segment loss	(9,162)	(2,676)
Finance expense, net	91	107	109
Tax expenses	142	17	(380)
Loss	(40,290)	(5,953)
Segment assets	14,131	8,852
Segment liabilities	3,224	10,825
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Revenues
Finance expense, net
Tax expenses
Reportable segments [member]
IfrsStatementLineItems [Line Items]
Revenues	2,685	1,068
Segment loss	40,057	5,936
Finance expense, net	91	(32)
Tax expenses	142	(17)
Loss	40,290	5,953
Segment assets	14,131	8,852
Segment liabilities	3,224	10,836
Reportable segments [member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Revenues
Segment assets
Segment liabilities
Reportable segments [member] | Advanced Engineering [Member]
IfrsStatementLineItems [Line Items]
Revenues	1,935	1,068
Segment loss	35,095	5,770
Segment assets	12,118	8,598
Segment liabilities	1,786	10,418
Reportable segments [member] | Advanced Engineering [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Revenues
Reportable segments [member] | Smart Carts [Member]
IfrsStatementLineItems [Line Items]
Revenues	750
Segment loss	4,962	166
Segment assets	2,013	254
Segment liabilities	1,438	418
Reportable segments [member] | Smart Carts [Member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Revenues
Reportable segments [member] | External [Member]
IfrsStatementLineItems [Line Items]
Revenues	2,685	1,068
Reportable segments [member] | External [Member] | Advanced Engineering [Member]
IfrsStatementLineItems [Line Items]
Revenues	1,935	1,068
Reportable segments [member] | External [Member] | Smart Carts [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 750